Debt - Summary of debt (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Total debt	$ 501,132,000	$ 479,732,000
Less: Current portion	66,667,000	66,667,000
Long-term portion	434,465,000	413,065,000
Senior Secured Notes due 2024
Disclosure of financial liabilities [line items]
Total debt	226,647,000	287,568,000
Term loan
Disclosure of financial liabilities [line items]
Total debt	131,842,000	197,761,000
Revolving credit facility
Disclosure of financial liabilities [line items]
Total debt	150,000,000	0
Long-term portion	150,000,000
Redemption option derivative asset
Disclosure of financial liabilities [line items]
Total debt	(7,357,000)	(5,597,000)
Unamortized discount and transaction costs
Disclosure of financial liabilities [line items]
Total debt	8,680,000	13,806,000
Unamortized transaction costs
Disclosure of financial liabilities [line items]
Total debt	$ 1,491,000	$ 2,239,000